Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2015 ₪ / shares
Shareholders' Equity (Textual)
Unrecognized compensation cost | $	$ 8,237
Weighted average vesting period	2 years 11 months 27 days
Options exercisable, Description		25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three month period for 3 years. Options that have vested are exercisable for up to 10 years from the grant date of the options to each employee.	Generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee.
Vested options exercisable term	10 years	10 years
Ordinary shares available for future grant	1,130,259
Weighted average fair value of options granted | $ / shares	$ 7.11	$ 4.46	$ 2.47
Board of Directors [Member]
Shareholders' Equity (Textual)
Increase in the ordinary shares reserved for issuance	3,889,173
Option [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares				₪ 0.01